Risk management - Foreborne assets, funding type - Additional information (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Funding And Liquidity Risk [Line Items]
Increase (Decrease) Of Forborne Assets		€ 10,300
Increase (decrease)of forborne assets, percentage		108.80%
Forborne assets		€ 19,816	€ 9,492
Percentage of gross carrying amount of portfolio		2.50%	1.30%
Funding type		100.00%	100.00%
Increase from new default definition		€ 1,000
Increase from watchlist trigger		10,200
Increase from forbearance trigger		9,500
Transfer into lifetime ECL not credit impaired		651
Management adjustment, reflect risks in payment holidays		269
Management adjustment for upstream oil book		25
Unweighted ECL for all collective provisioned clients in upside scenario		2,770
Unweighted ECL for all collective provisioned clients in baseline scenario		3,082
Unweighted ECL for all collective provisioned clients in down scenario		4,362
Reportable Collective Provisions		€ 3,276
Anticipated global output expected growth year one		5.00%
Anticipated global output expected growth year two		3.80%
Global output percent		3.60%
Unemployment rate, world output		3.80%
Overlay, due to time lags		€ 394
Forecast percent	(4.00%)	(3.60%)
Global level recovery percent	5.00%	5.00%
Expected global growth percent		2.50%
Total ECL collective-assessment for performing assets		€ 1,678	€ 1,291
Netherlands [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Management adjustment, reflect risks in payment holidays		€ 85
Belgium [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Percentage of forborne assets		28.00%	24.00%
Management adjustment, reflect risks in payment holidays		€ 131
Australia [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Management adjustment, reflect risks in payment holidays		€ 28
12-month expected credit losses [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Percentage of gross carrying amount of portfolio		91.80%	94.00%
Hypothetical collective-assessment ECLs		€ 1,242	€ 866
Lifetime expected credit losses [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Percentage of gross carrying amount of portfolio		6.80%	4.70%
Increase (decrease) in financial assets		€ 20,900
Hypothetical collective-assessment ECLs		€ 3,552	€ 2,665
Lifetime expected credit losses [member] | Transportation & Logistics [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Percentage of gross carrying amount of portfolio		10.00%
Financial Assets, Carrying Value		€ 4,500
Lifetime expected credit losses [member] | Services [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Percentage of gross carrying amount of portfolio		11.00%
Financial Assets, Carrying Value		€ 3,700
Lifetime expected credit losses [member] | Real estate & food [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Percentage of gross carrying amount of portfolio		10.00%
Financial Assets, Carrying Value		€ 3,700
Lifetime expected credit losses [member] | Beverages & Personal Care [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Percentage of gross carrying amount of portfolio		9.00%
Financial Assets, Carrying Value		€ 2,200
Stage 3: Lifetime Expected Credit Losses [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Percentage of gross carrying amount of portfolio		1.50%	1.30%
Financial Assets, Carrying Value			€ 11,000
Increase (decrease) in financial assets		€ 2,400
Financial Assets Past Due But Not Impaired [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Financial Assets, Carrying Value		13,497	11,477
Financial Assets Past Due But Not Impaired [Member] | Netherlands [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Financial Assets, Carrying Value		2,799	2,968
Financial Assets Past Due But Not Impaired [Member] | Belgium [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Financial Assets, Carrying Value		3,710	2,864
Financial Assets Past Due But Not Impaired [Member] | Australia [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Financial Assets, Carrying Value		905	686
Performing [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		14,190	5,385
Non-performing [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		5,626	4,107
Wholesale Banking [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Increase (Decrease) Of Forborne Assets		5,500
Forborne assets		€ 10,176	€ 4,632
Percentage of forborne assets		3.20%
Percentage of gross carrying amount of portfolio		3.20%	1.70%
Threshold basis points		1.00%
Wholesale Banking [Member] | Netherlands [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		€ 842	€ 822
Wholesale Banking [Member] | United Kingdom [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Percentage of forborne assets		17.00%	7.00%
Wholesale Banking [Member] | Belgium [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		€ 255	€ 41
Wholesale Banking [Member] | Australia [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		€ 365	€ 214
Wholesale Banking [Member] | Natural Resource, Transportation and Logistics and other [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Percentage of forborne assets		52.00%	58.00%
Wholesale Banking [Member] | Real estate [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		€ 529	€ 392
Wholesale Banking [Member] | Transportation & Logistics [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Increase (Decrease) Of Forborne Assets		800
Forborne assets		1,453	674
Wholesale Banking [Member] | Food, Beverages & Personal Car Industry [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Increase (Decrease) Of Forborne Assets		1,100
Wholesale Banking [Member] | Natural resources [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Increase (Decrease) Of Forborne Assets		800
Forborne assets		2,370	1,587
Wholesale Banking [Member] | Services [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		750	129
Wholesale Banking [Member] | Financial Assets Past Due But Not Impaired [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Financial Assets, Carrying Value		4,386	4,487
Wholesale Banking [Member] | Performing [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Increase (Decrease) Of Forborne Assets		5,100
Forborne assets		7,849	2,699
Wholesale Banking [Member] | Performing [member] | Netherlands [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		700	410
Wholesale Banking [Member] | Performing [member] | Belgium [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		175	16
Wholesale Banking [Member] | Performing [member] | Australia [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		251	85
Wholesale Banking [Member] | Performing [member] | Real estate [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		365	217
Wholesale Banking [Member] | Performing [member] | Transportation & Logistics [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		1,253	362
Wholesale Banking [Member] | Performing [member] | Natural resources [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		1,397	909
Wholesale Banking [Member] | Performing [member] | Services [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		643	69
Wholesale Banking [Member] | Non-performing [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		€ 2,327	1,932
Percentage of forborne assets		62.00%
Wholesale Banking [Member] | Non-performing [member] | Netherlands [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		€ 142	€ 412
Wholesale Banking [Member] | Non-performing [member] | United Kingdom [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Percentage of forborne assets		6.00%	4.00%
Wholesale Banking [Member] | Non-performing [member] | Belgium [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		€ 81	€ 25
Wholesale Banking [Member] | Non-performing [member] | Australia [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		113	129
Wholesale Banking [Member] | Non-performing [member] | Real estate [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		165	175
Wholesale Banking [Member] | Non-performing [member] | Transportation & Logistics [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		201	313
Wholesale Banking [Member] | Non-performing [member] | Natural resources [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		973	678
Wholesale Banking [Member] | Non-performing [member] | Services [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		106	60
Retail Banking [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		€ 9,640	€ 4,861
Percentage of forborne assets		2.00%
Percentage of gross carrying amount of portfolio		2.00%	1.10%
Threshold basis points		0.75%
Retail Banking [Member] | Netherlands [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		€ 4,415	€ 2,212
Percentage of forborne assets		46.00%	46.00%
Retail Banking [Member] | Belgium [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		€ 2,672	€ 1,149
Retail Banking [Member] | Australia [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		1,041	354
Retail Banking [Member] | Performing [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		6,341	2,686
Retail Banking [Member] | Non-performing [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Increase (Decrease) Of Forborne Assets		1,000
Forborne assets		€ 3,299	€ 2,175
Percentage of forborne assets		29.00%	39.00%
Retail Banking [Member] | Non-performing exposure [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		€ 3,299	€ 2,175
Retail Banking [Member] | Non-performing exposure [member] | Netherlands [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		968	845
Retail Banking [Member] | Non-performing exposure [member] | Belgium [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		1,051	714
Retail Banking [Member] | Non-performing exposure [member] | Australia [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Forborne assets		643	153
Corporate Line [member] | Financial Assets Past Due But Not Impaired [Member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Financial Assets, Carrying Value		€ 295	€ 275
SMEs [member]
Disclosure Of Funding And Liquidity Risk [Line Items]
Threshold basis points		2.50%